Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of financial assets [abstract]
Fair value of equity securities designated at FVOCI that were disposed	$ 1	$ 1	$ 3	$ 1	$ 3
Realized Cumulative after-tax gains resulting from disposition of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI	2	9	8	11	15
Dividend income recognized on equity securities	2	1	2	3	3
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0